Non-controlling interests	9 Months Ended
Sep. 30, 2024
Non-controlling interests
Non-controlling interests

13.   Non-controlling interests

Through the License Agreement, Quantum acquired 34.66% of Celly on July 31, 2023. As of September 30, 2024, the Company has a 24.15% (December 31, 2023 – 26.15%) ownership interest in Celly through common shares held in Celly. The non-controlling interest represents the common shares of Celly not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2023	(327,501)
Net loss for the period	(616,790)
Balance, September 30, 2024	(944,291)